Stockholders' Equity and Regulatory Capital (Details) - Schedule of banks’ regulatory capital - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual Amount		$ 51,349
Actual Ratio		15.40%
Minimum Requirement For Capital Adequacy Purposes Amount		$ 28,347
Minimum Requirement For Capital Adequacy Purposes Ratio		8.50%
Kentucky First Federal Bancorp [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual Amount	$ 51,078
Actual Ratio	15.20%
Minimum Requirement For Capital Adequacy Purposes Amount	$ 30,232
Minimum Requirement For Capital Adequacy Purposes Ratio	9.00%
First Federal Savings and Loan Association of Hazard [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual Amount	$ 18,430	$ 18,376
Actual Ratio	22.00%	20.90%
Minimum Requirement For Capital Adequacy Purposes Amount	$ 7,525	$ 7,460
Minimum Requirement For Capital Adequacy Purposes Ratio	9.00%	8.50%
First Federal Savings Bank of Kentucky [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual Amount	$ 30,093	$ 30,276
Actual Ratio	12.00%	12.30%
Minimum Requirement For Capital Adequacy Purposes Amount	$ 22,584	$ 21,048
Minimum Requirement For Capital Adequacy Purposes Ratio	9.00%	8.50%